Financing instruments payable - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	R$ 1,812,469	R$ 803,031
Other financing instruments payables	302,900	47,068
Time deposits	25,230,996	19,445,276
Interbank deposits	450,190	13,225
Financial bills	9,019,789	5,675,596
Financial Liabilities At Amortized Cost, Structured Operations Certificates	18,015,165	12,109,576
Market funding operations	54,831,509	38,093,772
Within 30 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	1,812,469	803,031
Other financing instruments payables	1,119	0
Time deposits	1,944,623	3,604,494
Interbank deposits	0	0
Financial bills	30,954	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	23,345	0
Market funding operations	3,812,510	4,407,525
From 31 to 60 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	17,116	0
Time deposits	2,823,731	4,273,475
Interbank deposits	0	0
Financial bills	43,635	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	32,730	0
Market funding operations	2,917,212	4,273,475
From 61 to 90 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	0	1,031
Time deposits	5,370,064	5,187,106
Interbank deposits	0	0
Financial bills	94,499	2,390
Financial Liabilities At Amortized Cost, Structured Operations Certificates	1,756	5,720
Market funding operations	5,466,319	5,196,247
From 91 to 180 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	46,688	13,053
Time deposits	2,522,206	1,382,514
Interbank deposits	1,006	3,092
Financial bills	680,490	1,637,547
Financial Liabilities At Amortized Cost, Structured Operations Certificates	69,879	35,773
Market funding operations	3,320,269	3,071,979
From 181 to 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	235,513	32,984
Time deposits	2,878,827	2,016,732
Interbank deposits	276,113	0
Financial bills	2,103,902	405,901
Financial Liabilities At Amortized Cost, Structured Operations Certificates	712,046	261,019
Market funding operations	6,206,401	2,716,636
After 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	2,464	0
Time deposits	9,691,545	2,980,955
Interbank deposits	173,071	10,133
Financial bills	6,066,309	3,629,758
Financial Liabilities At Amortized Cost, Structured Operations Certificates	17,175,409	11,807,064
Market funding operations	R$ 33,108,798	R$ 18,427,910